Schedule of Investments (unaudited) December 31, 2020	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.8%
Acacia Communications Inc.(a)	34,565	$2,521,862
Arista Networks Inc.(a)	16,615	4,827,821
Calix Inc.(a)	63,743	1,896,992
Ciena Corp.(a)	52,732	2,786,886
Cisco Systems Inc.	103,604	4,636,279
CommScope Holding Co. Inc.(a)	184,721	2,475,261
EchoStar Corp., Class A(a)	57,854	1,225,926
F5 Networks Inc.(a)	26,788	4,713,081
Harmonic Inc.(a)(b)	112,073	828,220
Infinera Corp.(a)	221,365	2,319,905
Inseego Corp.(a)(b)	73,693	1,140,031
InterDigital Inc.	35,322	2,143,339
Juniper Networks Inc.	209,001	4,704,613
Lumentum Holdings Inc.(a)	27,518	2,608,706
Motorola Solutions Inc.	26,718	4,543,663
NETGEAR Inc.(a)	34,720	1,410,674
NetScout Systems Inc.(a)(b)	84,359	2,313,124
Plantronics Inc.	43,036	1,163,263
Ribbon Communications Inc.(a)	135,031	885,803
Ubiquiti Inc.	8,638	2,405,769
ViaSat Inc.(a)(b)	70,708	2,308,616
Viavi Solutions Inc.(a)	179,935	2,694,527

		56,554,361

Total Common Stocks — 99.8% (Cost: $57,255,167)		56,554,361

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	2,255,878	$2,257,231
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	120,000	120,000

		2,377,231

Total Short -Term Investments — 4.2% (Cost: $2,375,825)		2,377,231

Total Investments in Securities — 104.0% (Cost: $59,630,992)		58,931,592

Other Assets, Less Liabilities — (4.0)%		(2,241,164)

Net Assets — 100.0%		$56,690,428

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,760,731	$—		$(2,507,989	)(a)	$4,464	$25	$2,257,231	2,255,878	$93,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	48,000	72,000	(a)	—		—	—	120,000	120,000	61		—

						$4,464	$25	$2,377,231		$93,328		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	03/19/21	$99	$2,984

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® North American Tech-Multimedia Networking ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$56,554,361	$—	$—	$56,554,361
Money Market Funds	2,377,231	—	—	2,377,231

	$58,931,592	$—	$—	$58,931,592

Derivative financial instruments(a)
Assets
Futures Contracts	$2,984	$—	$—	$2,984

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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